Segment Disclosures (Notes)	3 Months Ended
Mar. 31, 2012
Segment Disclosures [Abstract]
Segment Disclosures
SEGMENT DISCLOSURES

Our revenues are derived from two operating segments: Crude Oil Gathering and Terminalling, Transportation and Storage. Upon completion of the Martinez Marine Terminal Acquisition and the Long Beach Assets Acquisition, our assets consist of a crude oil gathering system in the Bakken Shale/Williston Basin area of North Dakota and Montana, eight refined products terminals in the midwestern and western United States, a crude oil and refined products storage facility and five related short-haul pipelines in Utah and two marine terminals, including storage tanks and related short-haul pipelines in California. Our revenues are generated from existing third-party contracts and from commercial agreements we entered into with Tesoro at the closing of the Initial Offering, and subsequent to the Initial Offering, under which Tesoro pays us fees for gathering crude oil and distributing, transporting and storing crude oil and refined products. The commercial agreements with Tesoro are described in Note C. We do not have any foreign operations.

Our operating segments are strategic business units that offer different services and are managed separately, because each segment requires different industry knowledge, technology and marketing strategies. We evaluate the performance of each segment based on its respective operating income.

Crude Oil Gathering.  Our crude oil gathering system in North Dakota and Montana, which we refer to as our High Plains system, includes an approximate 27,000 bpd truck-based crude oil gathering operation and approximately 700 miles of common carrier pipeline and related storage assets. The High Plains system has the capacity to deliver up to 85,000 bpd to Tesoro's North Dakota refinery, which is presently limited to processing 60,000 bpd of shipments, and 9,000 bpd into a third-party pipeline at Richey, Montana. This system gathers and transports crude oil produced in the Williston Basin including production from the Bakken Shale formation. We refer to this area, a significant portion of which is serviced by our High Plains system, as the Bakken Shale/Williston Basin area.

Terminalling, Transportation and Storage.  We own and operate eight refined products terminals with aggregate truck and barge delivery capacity of approximately 239,000 bpd. The terminals provide distribution primarily for refined products produced at Tesoro's refineries located in Los Angeles and Martinez, California (the Los Angeles and Martinez refineries, respectively); Salt Lake City, Utah (the Utah refinery); Kenai, Alaska (the Alaska refinery); Anacortes, Washington (the Washington refinery); and Mandan, North Dakota (the North Dakota refinery). We also own and operate assets that exclusively support Tesoro's Utah refinery, including a refined products and crude oil storage facility with total shell capacity of approximately 878,000 barrels and three short-haul crude oil supply pipelines and two short-haul refined product delivery pipelines connected to third-party interstate pipelines.

Effective April 1, 2012, we acquired the Martinez Crude Oil Marine Terminal, which provides services primarily to Tesoro's Martinez refinery. Effective September 14, 2012, we acquired the Long Beach Assets, which provide services primarily to the Wilmington Refinery. See Notes B and O for additional information regarding subsequent events, including further information regarding the Martinez Marine Terminal Acquisition and the Long Beach Assets Acquisition.

Segment information is as follows (in thousands):

	Three Months Ended March 31,
	2012	2011
REVENUES
Crude Oil Gathering:
Affiliate (a)	$13,979	$5,562
Third-party	123	25
Total Crude Oil Gathering	14,102	5,587
Terminalling, Transportation and Storage:
Affiliate (a)	12,374	—
Third-party	1,787	2,105
Total Terminalling, Transportation and Storage	14,161	2,105
Total Segment Revenues	$28,263	$7,692

OPERATING AND MAINTENANCE EXPENSES
Crude Oil Gathering	$6,844	$4,715
Terminalling, Transportation and Storage	6,242	6,580
Total Segment Operating and Maintenance Expenses	$13,086	$11,295

DEPRECIATION AND AMORTIZATION EXPENSES
Crude Oil Gathering	$783	$785
Terminalling, Transportation and Storage	2,028	2,036
Total Segment Depreciation and Amortization Expenses	$2,811	$2,821

GENERAL AND ADMINISTRATIVE EXPENSES
Crude Oil Gathering	$711	$154
Terminalling, Transportation and Storage	705	259
Total Segment General and Administrative Expenses	$1,416	$413

LOSS ON ASSET DISPOSALS
Crude Oil Gathering	$—	$—
Terminalling, Transportation and Storage	236	25
Total Segment Loss on Asset Disposals	$236	$25

OPERATING INCOME (LOSS)
Crude Oil Gathering	$5,764	$(67)
Terminalling, Transportation and Storage	4,950	(6,795)
Total Segment Operating Income (Loss)	10,714	(6,862)
Unallocated general and administrative expenses	(2,159)	(1,149)
Interest and financing costs, net	(511)	—
NET INCOME (LOSS)	$8,044	$(8,011)
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(a)
Historically, no affiliate revenue was recognized by our Predecessors in the Terminalling, Transportation and Storage segment. Our FERC and North Dakota Public Service Commission regulated pipelines were our source of affiliate revenues in the Crude Oil Gathering segment. No affiliate revenue was recognized by the TLLP Predecessor for trucking services in the Crude Oil Gathering segment.

Capital expenditures by operating segment were as follows (in thousands):

	Three Months Ended March 31,
	2012	2011
Capital Expenditures
Crude Oil Gathering	$2,621	$3
Terminalling, Transportation and Storage	2,231	742
Total Capital Expenditures	$4,852	$745

Total identifiable assets by operating segment were as follows (in thousands):

Identifiable Assets	March 31, 2012	December 31, 2011
Crude Oil Gathering	$69,446	$72,795
Terminalling, Transportation and Storage	138,240	140,323
Other	23,246	20,691
Total Identifiable Assets	$230,932	$233,809